Other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other operating income (expense) [Abstract]
Schedule of Other Operating Income

	2024 £m	2023 £m	2022 £m
Operating lease rental income	1,681	1,383	1,077
Rental income from investment properties (note 24)	172	146	145
Net gains on disposal of financial assets at fair value through other comprehensive income (note 33)	7	122	92
Other	74	(20)	25
Total other operating income	1,934	1,631	1,339